Commitment and Contingencies (Details) - USD ($)			12 Months Ended
	Dec. 16, 2016	Nov. 23, 2016	Dec. 31, 2018	Dec. 31, 2016
CMB NV [Member] | General and Administrative Expense [Member]
Commitment and Contingencies [Abstract]
Monthly fee to related party			$ 10,000
Initial Public Offering [Member]
Commitment and Contingencies [Abstract]
Underwriting fee				$ 3,034,620
Percentage of underwriting fee on per unit offering price		2.00%
Number of shares issued (in shares)		15,000,000
Over-Allotment Option [Member]
Commitment and Contingencies [Abstract]
Number of shares issued (in shares)	173,100
Deferred Fee [Member]
Commitment and Contingencies [Abstract]
Underwriting fee			$ 5,310,585
Percentage of underwriting fee on per unit offering price			3.50%
Period of completion of initial business combination			24 months